Financial Instruments and Financial Risk Management - Fair value by hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Financial Instruments and Financial Risk Management
Investment in Aqualung Carbon Capture SA	$ 3,312	$ 3,314
Level 3 of fair value hierarchy
Financial Instruments and Financial Risk Management
Investment in Aqualung Carbon Capture SA	$ 3,312	$ 3,314